CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Concentration Risk [Line Items]
SDPB compensation limits					$ 74,360	$ 100,000
Bank and cash balance	$ 3,007,000	$ 350,000		$ 3,000,000.0
Bank and cash balance subject to credit risk	2,900,000
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Bank and cash balance subject to credit risk	$ 2,900,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.90%	26.90%	24.50%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.30%	19.50%	15.80%